Class A Common Stock Subject to Possible Redemption - Additional Information (Details)		3 Months Ended	12 Months Ended
	Apr. 14, 2021 USD ($)	Mar. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Class A Common Stock Subject to Possible Redemption
Class A common stock subject to possible redemption, shares authorized | shares		400,000,000	400,000,000
Class A common stock subject to possible redemption, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, votes per share | Vote		1	1
Class A common stock subject to possible redemption, shares outstanding | shares		4,312,774	42,500,000	42,500,000
Class A common stock subject to possible redemption, price per share | $ / shares		$ 10.24	$ 10.11	$ 10.00
Trust proceeds | $	$ 425,000,000	$ 44,166,105	$ 429,747,193	$ 425,000,000